Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000099785 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000099785 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099785 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099785 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099785 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099785 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099785 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099785 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099785 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099785 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099785 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099785 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099785 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099785 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099785 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099785 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099785 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099785 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099785 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099785 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099787 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000099787 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099787 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099787 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099787 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099787 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099787 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099787 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099787 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099787 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099787 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099787 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099787 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099787 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099787 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099787 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099787 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099787 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099787 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099787 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099787 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099788 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000099788 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099788 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099788 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099788 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099788 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099788 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099788 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099788 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099788 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099788 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099788 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099788 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099788 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099788 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099788 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099788 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099788 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099788 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099788 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099788 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148175 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000148175 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000148175 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000148175 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148175 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000148175 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148175 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000148175 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148175 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000148175 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000148175 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000148175 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148175 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000148175 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148175 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000148175 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148175 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148175 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148175 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000148175 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148175 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099789 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000099789 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099789 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099789 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099789 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099789 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099789 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099789 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099789 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099789 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099789 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099789 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099789 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099789 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099789 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099789 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099789 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099789 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099789 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099789 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099789 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099790 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000099790 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099790 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000099790 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099790 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099790 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099790 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099790 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099790 | Host Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099790 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099790 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099790 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099790 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099790 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099790 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099790 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099790 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099790 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099790 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099790 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%